Financial Instruments - Schedule of Adjusted Net Cash (Details) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash [abstract]
Cash and cash equivalents	R$ 297,929	R$ 641,952	R$ 170,646	R$ 83,539
Short-term investments	2,770,589	201,762
Accounts receivable from card issuers	9,244,608	5,078,430
Adjusted cash	12,313,126	5,922,144
Accounts payable to clients	(4,996,102)	(3,637,510)
Loans and financing	(762,451)	(16,871)
Obligations to FIDC senior quota holders	(2,074,571)	(2,065,026)
Adjusted debt	(7,833,124)	(5,719,407)
(=) Adjusted Net Cash	R$ 4,480,002	R$ 202,737